Shareholder Report, Line Graph (Details) - USD ($)						3 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended			17 Months Ended	18 Months Ended	24 Months Ended	29 Months Ended	30 Months Ended	36 Months Ended	41 Months Ended	42 Months Ended	48 Months Ended	53 Months Ended	60 Months Ended	65 Months Ended	72 Months Ended	77 Months Ended	84 Months Ended	89 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2024	Apr. 23, 2024	Nov. 15, 2021	Dec. 14, 2017	Apr. 30, 2015	Jul. 31, 2024	Apr. 30, 2018	Oct. 31, 2024	Apr. 30, 2022	Jan. 31, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2017	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2018	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2019	Apr. 30, 2022	Apr. 30, 2020	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000010135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)
Accumulated Value					$ 100,000								$ 98,330			$ 114,082			$ 129,973			$ 143,136		$ 133,671		$ 197,017		$ 199,861		$ 203,329	$ 246,928	$ 274,572
C000195828 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)
Accumulated Value				$ 10,000			$ 10,001.69664							$ 10,871.60715			$ 10,151.06896			$ 14,977.72107			$ 15,210.16584		$ 15,486.09692		$ 18,826.55802		$ 20,962.06272
C000010134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (with maximum 5.75% sales charge)
Accumulated Value					9,426								9,236			10,679			12,133			13,320		12,400		18,229		18,445		18,705	22,663	25,135
C000010642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Select Bond Fund (Institutional Class/SEACX)
Accumulated Value					99,999.879								102,223.9071			102,730.6881			102,176.262			106,309.575		113,321.8976		113,611.23		103,816.6575		103,859.904	104,089.2656	111,081.4348
C000010643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Select Bond Fund (Class A/SEAKX) (with maximum 3.75% sales charge)
Accumulated Value					9,626								9,806			9,817			9,736			10,099		10,726		10,730		9,787		9,765	9,763	10,392
C000030111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward International Enhanced Index Fund (Class A/SNTKX) (with maximum 5.75% sales charge)
Accumulated Value					9,423								8,189			9,159			10,526			10,317		8,441		12,341		11,371		11,775	13,302	15,279
C000195831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward International Enhanced Index Fund (Class R6/SNTFX)
Accumulated Value				10,000			10,232.1462							9,885.98404			8,055.55335			11,818.24836			10,923.61686		11,357.68552		12,878.88849		14,845.87522
C000030112 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward International Enhanced Index Fund (Institutional Class/SNTCX)
Accumulated Value					99,999.9924								87,181.083			97,850.9539			112,811.9675			110,845.5744		91,043.1278		133,436.0058		123,201.6366		127,902.5913	144,893.444	166,880.336
C000061277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Global Equity Income Fund (Class A/SGIDX) (with maximum 5.75% sales charge)
Accumulated Value					9,424								9,701			11,177			12,806			13,396		12,135		17,694		17,659		17,187	19,701	21,529
C000195833 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Global Equity Income Fund (Class C/SGIFX) (with maximum 1.00% CDSC sales charge)
Accumulated Value				10,000			10,083.05678							10,538.99196			9,472.36465			13,711.77186			13,590.79784		13,113.597		14,884.36236		16,140.77737
C000061278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Global Equity Income Fund (Institutional Class/SGISX)
Accumulated Value					100,000.004								103,256.3931			119,341.2168			137,198.568			143,917.087		130,835.5616		191,331.8198		191,364.6581		186,807.0881	214,813.411	235,271.7514
C000195834 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Global Equity Income Fund (Class R6/SGIGX)
Accumulated Value				10,000			10,086.16052							10,594.0617			9,631.125			14,094.9723			14,116.15179		13,798.29666		15,899.3376		17,434.60928
C000177432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (with maximum 5.75% sales charge)
Accumulated Value					9,422								9,197			11,077			12,140			12,526		9,866		17,024		15,942		15,712	18,030	17,656
C000195836 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)
Accumulated Value				10,000			9,944.44192							10,170.50172			8,050.13979			13,936.22299			13,087.91172		12,940.42845		14,894.42016		14,616.02116
C000177433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)
Accumulated Value					100,000								97,854			118,211			129,880			134,434		106,138		183,612		172,319		170,113	195,567	191,880
C000195823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Covered Call Income Fund (Class A/SCJAX) (with maximum 5.75% sales charge)
Accumulated Value				9,425			9,372							10,207			9,651			12,766			12,742		13,390		15,469		16,656
C000195824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Covered Call Income Fund (Class C/SCJCX) (with maximum 1.00% CDSC sales charge)
Accumulated Value				10,000			9,950							10,797.98304			10,139.1279			13,315.93817			13,187.57458		13,746.92656		15,715.81728		16,811.06805
C000232245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Core Fund (Class A/SJCAX) (with maximum 5.75% sales charge)
Accumulated Value			$ 9,423						$ 8,122						$ 8,158			$ 9,922			$ 11,002
C000232247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Core Fund (Class R6/SJCRX)
Accumulated Value	$ 9,869.2209	$ 9,999.99				$ 10,935		$ 11,254		$ 12,091	$ 10,970.12815
C000232248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Core Fund (Institutional Class/SJCIX)
Accumulated Value			100,000						86,333.5704						86,912.89			105,965.9296			117,805.2824
C000232244 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Equity Market Neutral Fund (Class A/SMNAX) (with maximum 5.75% sales charge)
Accumulated Value			9,423						9,977						10,483			11,573			11,491
C000232243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Equity Market Neutral Fund (Institutional Class/SMNIX)
Accumulated Value			100,000						106,080						111,686.0515			123,576.3276			122,954.256
C000195826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Covered Call Income Fund (Institutional Class/SCJIX)
Accumulated Value				100,000			99,461							108,472			102,888			136,569			136,514		143,896		166,617		179,842
C000232251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Growth Fund (Class A/SJGAX) (with maximum 5.75% sales charge)
Accumulated Value			9,423						7,786						7,800			10,128			11,435
C000232249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Growth Fund (Institutional Class/SJGIX)
Accumulated Value			100,000						82,763.0144						83,098.6508			108,155.8296			122,448.9888
C000232256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Value Fund (Class A/SJVAX) (with maximum 5.75% sales charge)
Accumulated Value			9,423						8,644						8,683			10,354			11,448
C000232255 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Value Fund (Institutional Class/SJVIX)
Accumulated Value			100,000						91,872.9864						92,525.282			110,572.6545			122,559.6332
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				10,000	10,000		10,049.53107						10,120.64977	11,405.6611		11,934.1136	11,504.08824			16,793.90494			16,829.67142		17,278.06269		21,193.55756		23,757.17074
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000								10,272.04498			10,357.15575			10,324.09151			10,870.29634		12,048.84842		12,016.66108		10,993.78433		10,946.79287	10,786.06247	11,651.14899
S And P International 700 ADR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P International 700 ADR Index
Accumulated Value				10,000	10,000								8,747.17297			9,696.44792			11,014.84311			10,951.82166		9,280.53671		13,230.47684		13,014.23494		13,824.35335	16,206.24513	17,838.6073
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index
Accumulated Value				10,000	10,000								9,639.20105			11,114.30454			12,652.84996			13,548.74513		13,080.46685		19,098.26405		18,507.04554		19,195.9739	22,835.19885	25,722.3224
S And P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Composite 1500 Index
Accumulated Value				9,999.94384	10,000.3338								10,100.7871			11,949.0705			13,502.4425			15,228.491		15,117.1469		22,358.9557		22,255.3498		22,796.3073	27,828.2868	30,922.4204
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Accumulated Value		$ 10,000	9,999.99999			$ 10,889		$ 11,306	8,722.42138	$ 12,071					8,880.96894			10,907.60034			12,210.24462
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA 3 Month U.S. Treasury Bill Index
Accumulated Value			10,000						10,006.41498						10,290.31201			10,845.13963			11,378.12901
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Accumulated Value			10,000						9,457.13427						9,571.84385			10,856.57379			11,784.84108
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Growth Index
Accumulated Value			$ 10,000						$ 8,070.50922						$ 8,259.03638			$ 10,885.42822			$ 12,467.03957
Cboe S And P 500 BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Cboe S&P 500 BuyWrite Index
Accumulated Value				10,000			$ 10,018.78312							$ 10,372.2273			$ 9,005.66417			$ 11,470.05299			$ 12,452.91431		$ 12,313.97771		$ 13,436.945		$ 14,713.31993
S And P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 1000 Index
Accumulated Value				10,000.00001	10,000								9,942.73959			12,089.5833			13,383.44307			14,212.27056		11,891.7296		20,273.70587		18,755.73659		18,712.4475	21,615.58518	21,660.13939
MSCI World High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World High Dividend Yield Index
Accumulated Value				10,000	10,000								9,872.70342			10,864.1137			11,748.39973			12,479.34974		11,583.13172		14,851.04784		15,372.75946		15,655.96303	16,916.79906	18,802.51561
Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Blended Benchmark Index
Accumulated Value				$ 10,000	10,000								8,689.85248			9,667.99507			11,008.48209			10,729.87756		9,146.02596		12,795.3417		12,112.59486		13,413.95041	15,779.71073	17,022.76544
Bloomberg U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Government/Credit Bond Index
Accumulated Value					$ 10,000								$ 10,278.05725			$ 10,369.82562			$ 10,338.96546			$ 10,900.53915		$ 12,231.40608		$ 12,174.87424		$ 11,143.6757		$ 11,115.20675	$ 10,969.92939	$ 11,810.01151